SEWARD & KISSEL LLP
                              1200 G Street, N.W.
                              Washington, DC 20005

                           Telephone: (202) 737-8833
                           Facsimile: (202) 737-5184
                                 www.sewkis.com


                                                September 23, 2011


Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C.  20549

         Re:     AllianceBernstein Bond Fund, Inc.
                 - AllianceBernstein Limited Duration High Income Portfolio File Nos. 2-48227 and 811-2383
                 ------------------------------------------------------

Dear Sir or Madam:

      Attached herewith please find Post-Effective Amendment No. 103 under the Securities Act of 1933 (the "1933 Act") and Amendment No. 81 under the Investment Company Act of 1940 to the Registration Statement on Form N-1A of AllianceBernstein Bond Fund, Inc. We are making this filing for the purpose of registering a new portfolio, the AllianceBernstein Limited Duration High Income Portfolio.

      Please call me at the above-referenced number if you have any questions regarding the attached.

                                                Sincerely,


                                                /s/ Young Seo
                                                -----------------
                                                     Young Seo

Attachment

SK 00250 0469 1228104